Subsequent Events (10Q) (Details Narrative) - USD ($)	May. 12, 2015	May. 04, 2015	Apr. 24, 2015	Apr. 22, 2015	Apr. 20, 2015	Apr. 20, 2015	Feb. 16, 2015	Jan. 19, 2015	Aug. 26, 2014	Feb. 06, 2014	May. 08, 2015	Mar. 31, 2015
Issuance of warrants to purchase of common stock									100,000
Proceeds from private placements								$ 433,000		$ 1,875,000
Repayment of promissory note							$ 3,000
Charles Allen [Member]
Number of common stock shares purchased								50,000
Michal Handerhan [Member]
Number of common stock shares purchased								50,000
Promissory note principal amount								$ 7,000
Accrued interest								$ 108
Subsequent Event [Member] | Charles Allen [Member]
Number of common stock shares purchased						66,667
Proceeds from private placements						$ 20,000
Promissory note principal amount											$ 4,990
Accrued interest											$ 48
Accrued salaries current												$ 27,000
Subsequent Event [Member] | Michal Handerhan [Member]
Number of common stock shares purchased						66,667
Proceeds from private placements						$ 20,000
Repayment of promissory note		$ 10,000
Remaining balance of promissory note including principal and accrued interest		$ 7,108
Accrued salaries current												$ 27,000
Subsequent Event [Member] | Advisory Board Members [Member]
Number of stock shares issued during period					$ 418,716
Subsequent Event [Member] | Nine Advisory Board [Member]
Number of stock shares issued during period					$ 46,524
Conversion Agreement [Member] | Subsequent Event [Member]
Issuance of common stock shares for services		16,129	32,258	83,000
Common stock price per share		$ 0.31	$ 0.31	$ 0.31
Issuance of common stock for services		$ 5,000	$ 10,000	$ 25,730
Conversion Agreement [Member] | Subsequent Event [Member] | Charles Allen [Member]
Common stock price per share	$ 0.50
Value of accrued and unpaid salary that converted into common stock	$ 25,000
Issuance of common stock for accrued and unpaid salary	50,000
Conversion Agreement [Member] | Subsequent Event [Member] | Michal Handerhan [Member]
Common stock price per share	$ 0.50
Value of accrued and unpaid salary that converted into common stock	$ 25,000
Issuance of common stock for accrued and unpaid salary	50,000
Share Purchase Agreement [Member] | Subsequent Event [Member] | Spondoolies Tech Ltd. [Member] | Series B Preferred Stock [Member]
Number of preferred stock shares purchased	29,092
Number of preferred stock purchased	$ 1,500,000
Percentage of equity owned on fully dilute basis	6.60%
Preferred stock original issuance price per share	$ 51.56
Preferred stock initial conversation price per share	$ 51.56
Proceeds from issuance of public offering	$ 40,000,000
Letter Agreement [Member] | Subsequent Event [Member] | Spondoolies Tech Ltd. [Member]
Breakup fee payable	50,000
Letter Agreement [Member] | Subsequent Event [Member] | Board Of Directors Or Shareholders [Member] | Spondoolies Tech Ltd. [Member]
Breakup fee payable	$ 1,000,000
Letter agreement period	3 years
April Private Placement [Member] | Subscription Agreements [Member] | Subsequent Event [Member]
Number of common stock unit sold						7,708,342
Common stock purchase price per share					$ 0.30	$ 0.30
Issuance of warrants to purchase of common stock						1.4
Common stock exercise price per share					0.375	$ 0.375
Stock conversation price per share					0.30	$ 0.30
Percentage of lower exercise price of product						125.00%
Warrant weighted average price per share exceeds					$ 0.938	$ 0.938
Average daily dollar trading exceeds volume, per day					$ 200,000	$ 200,000
Number of stock shares issued during period						$ 2,312,500